Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable [Abstract]
Allowance for expected credit losses	¥ 2,948	$ 420